Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Summary of Related Party Transactions	The following is a summary of the Company’s related party transactions during the years ended December 31, 2020 and 2019:

Year ended December 31 (millions of dollars)
Related Party	Transaction	2020	2019
Province	Dividends paid[1]	301	288
IESO	Power purchased	2,506	1,808
	Revenues for transmission services	1,717	1,636
	Amounts related to electricity rebates	1,588	692
	Distribution revenues related to rural rate protection	242	240
	Distribution revenues related to supply of electricity to remote northern communities	35	35
	Funding received related to CDM programs	26	42
OPG[2]	Power purchased	6	8
	Revenues related to provision of services and supply of electricity	8	9
	Capital contribution received from OPG	3	—
	Costs related to the purchase of services	3	1
OEFC	Power purchased from power contracts administered by the OEFC	1	2
OEB	OEB fees	9	9
OCN LP3	Investment in OCN LP	2	2
1 On November 20, 2020 Hydro One redeemed the Preferred Shares held by the Province. See Note 24 - Share Capital.
2 OPG has provided a $2.5 million guarantee to Hydro One related to the OCN Guarantee. See Note 32 - Commitments for details related to the OCN Guarantee.
3 OCN LP owns and operates electric vehicle fast charging stations across Ontario, under the Ivy Charging Network brand.